Goodwill - Summary Of Changes In Goodwill By Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance of beginning of period	$ 122,426	$ 123,217
Measurement period adjustments		8,255
Impairment charges	0	(4,214)	$ (593)
Foreign currency translation adjustment	3,488	(4,832)
Additions	12,723
Balance at end of period	138,637	122,426	123,217
Air
Goodwill [Roll Forward]
Balance of beginning of period	17,340	18,612
Measurement period adjustments		0
Impairment charges		(161)
Foreign currency translation adjustment	(603)	(1,111)
Additions	12,723
Balance at end of period	29,460	17,340	18,612
Packages, Hotels and Other Travel Products
Goodwill [Roll Forward]
Balance of beginning of period	99,490	98,604
Measurement period adjustments		8,255
Impairment charges		(4,053)
Foreign currency translation adjustment	3,789	(3,316)
Additions	0
Balance at end of period	103,279	99,490	98,604
Financial Services
Goodwill [Roll Forward]
Balance of beginning of period	5,596	6,001
Measurement period adjustments		0
Impairment charges		0
Foreign currency translation adjustment	302	(405)
Additions	0
Balance at end of period	$ 5,898	$ 5,596	$ 6,001